Goodwill (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Term for new business cash flows		10 years
Impairment of intangibles		$ 634
Life Insurance Segment [Member]
Impairment of intangibles	$ 634	$ 634